Taxes (Details) - Schedule of Reconciliation of Differences Between Income Tax Provision - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Reconciliation of Differences Between Income Tax Provision [Abstract]
Income tax (benefit)expense computed based on PRC statutory rate		$ (584,503)	$ 504,210	$ 709,419
Effect of rate differential for Hong Kong entities		523,579	(110,932)	(146,790)
Non-deductible expenses:
Stock-based compensation	[1]		14,649	13,543
Meals and entertainment		6,869	3,375	4,067
Change in valuation allowance		(11,661)	(145,632)	7,037
Income tax (benefit)/expenses		$ (65,716)	$ 265,670	$ 587,276

[1]	The Company’s stock-based compensation expenses were recorded under the Cayman parent company level. Pursuant to the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. As a result, stock-based compensation expenses are non-deductible expenses for income tax purposes.